Average Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2010 Fund	May 30, 2024
Fidelity Freedom 2010 Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	9.97%
Past 5 years	5.17%
Since Inception	4.18%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	0.99%
F0201
Average Annual Return:
Past 1 year	9.96%
Past 5 years	5.02%
Since Inception	4.24%

[1]	A From June 7, 2017 .